Share-based Payment Arrangements - Summary of USISH's outstanding share options balance sheet (Detail)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 ¥ / shares
USISH Option Plans [member] | 2015 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share			¥ 15.5
Weighted average remaining contractual life of outstanding share options		10 months 24 days
USISH Option Plans [member] | 2023 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share			¥ 14.3
Weighted average remaining contractual life of outstanding share options		1 year 9 months 18 days
AMPI Option Plans [Member] | 2022 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share | $ / shares	$ 29.7	$ 29.7
Weighted average remaining contractual life of outstanding share options	6 years 3 months 18 days	7 years 3 months 18 days